Document and Entity Information	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	WORKDAY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35680
Entity Tax Identification Number	20-2480422
Entity Address, Address Line One	6110 Stoneridge Mall Road
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	951-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	WDAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001327811
Amendment Flag	false